Equity - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($) series shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Capital stock issued (in shares)	3,578,226,270	3,578,226,270
Total shares (in shares)	17,891,131,350	17,891,131,350
Fixed capital stock amounts | $	$ 300
Variable capital, maximum multiple of fixed capital	10
“BD” Units
Disclosure of classes of share capital [line items]
Capital stock issued (in shares)	2,161,177,770	2,161,177,770
Total shares (in shares)	10,805,888,850	10,805,888,850
Number of series (in shares) | series	1
“B” Units
Disclosure of classes of share capital [line items]
Capital stock issued (in shares)	1,417,048,500	1,417,048,500
Total shares (in shares)	7,085,242,500	7,085,242,500
Minimum percentage for voting	51.00%
Series L shares
Disclosure of classes of share capital [line items]
Maximum percentage for voting right	25.00%
“D”
Disclosure of classes of share capital [line items]
Maximum percentage for voting right	49.00%
Sub series D-L shares
Disclosure of classes of share capital [line items]
Maximum percentage for voting right	25.00%
Number of series (in shares) | series	2
Non cumulative premium
Disclosure of classes of share capital [line items]
Dividend payable, premium, as percentage of non-premium dividend	125.00%
“B”
Disclosure of classes of share capital [line items]
Number of series (in shares) | series	5
Sub series D B shares
Disclosure of classes of share capital [line items]
Number of series (in shares) | series	2